CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical)	9 Months Ended
Dec. 31, 2019 shares
IPO [Member]
Partners' Capital Account, Units, Sale of Units	69,000,000
Private Placement [Member]
Partners' Capital Account, Units, Sale of Units	15,800,000